Financial Risk Management	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Financial risk management
5.	Financial risk management

5.1. Financial risk factors

The Company operates with various financial instruments, including cash and cash equivalents, marketable securities, trade accounts receivables, accounts receivable and others, trade accounts payable, accounts payable for the purchase of farms, loans and financing and derivative financial instruments.

Certain Company’s operations expose it to market risks, mainly in relation to exchange rates, interest rates and changes in the prices of agricultural commodities. As a result, the Company also enters into derivative financial instruments, used to hedge its exposures with respect to crops or with respect to assets and liabilities recognized in the balance sheet, depending on the nature of the specific operation.

Excluding derivative financial instruments, fair value is basically determined using the discounted cash flow method.

The amounts recorded under current assets and liabilities are either highly liquid or mature within twelve months, as such their carrying value approximates their fair value.

5.2. Policies approved by the Board of Directors for the use of financial instruments, including derivatives

The Company’s policies in respect to transactions with financial instruments, which have been approved by the Board of Directors, are as follows: (i) Investment Policy which provides guidelines in respect to Company’s investment of cash, considering the counterparty risk, the nature of instruments and liquidity, among others; (ii) Derivative financial instrument policy which provides guidelines to manage the Company’s exposures to currency risk, interest rate and index risks, and agricultural commodities price risk, always linking the derivative financial instrument to the asset or liability that generates the exposure; and (iii) Risk Policy, which addresses items not covered by the Investment Policy or the Derivative financial instrument Policy including hedge against future cash flows with respect to future production of commodities.

a) Cash and cash equivalents, marketable securities, trade accounts receivable, receivable from sale of farms, loans with related parties and accounts payable. The amounts recorded approximate their estimated fair value.

b) Loans, financing and debentures. The book value of loans, financing and debentures, denominated in reais have its interest rates either fixed or based on the variation of IPCA (Broad National Consumer Price Index) and CDI and exchange rate and approximates their fair value.

5.3. Analysis of exposure to financial asset and liability risks

a)	Currency risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in exchange rates, which reduces the nominal amount of assets or increase the amount of liabilities. This risk also arises with respect to commitments to sell products existing in inventories or agricultural products not yet harvested when sales are made at prices to be fixed at a future date, prices which vary depending on the exchange rate.

b)	Interest rate and index risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the interest rates or indices which increase financial expenses related to certain contracts for the acquisition of farms, indexed by inflation, such as the IPCA.

c)	Agricultural commodities price risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the market prices of agricultural products.

5.4. Objectives and strategies of risk management and of use of derivative financial instruments

The Executive Board is responsible for managing financial risks, and evaluates the Company’s exposure to foreign currency risk, interest rate and index risk and agricultural commodities price risk with respect to assets, liabilities and transactions of the Company. Considering the exposure to such risks, Company management evaluates the convenience, cost and availability in the market of derivative financial instruments which allow the Company to mitigate such risks. After such assessment, the Executive Board decides whether to enter into the transaction within the parameters previously approved in the Policies referred to above and reports it in the Board of Directors’ meetings.

5.5. Risks related to each operating strategy

The use of derivative financial instruments as an economic hedge reduce the risks of changes in cash flows arising from risks such as foreign currency, interest rate and price index and agricultural commodities prices.

However, the change in the fair value of the derivative financial instrument may differ from the change in the cash flows or fair value of the assets, liabilities or forecasted transactions which are being hedged, as a result of different factors, such as differences between the contract dates, the maturity and settlement dates, or differences in “spreads” on the financial assets and liabilities being hedged and the corresponding spreads in the related legs of the swaps.

Management believes that the derivative financial instruments strategy presents a high degree of protection with respect to the changes in the assets and liabilities being hedged.

In the case of the strategy to hedge forecasted sales of soybean or to hedge accounts payable/receivable, which are susceptible to changes commodity prices, differences may arise due to additional factors, such as differences between the estimated and actual soybean volume to be harvested, or differences between the quoted price of soybean in the international markets where the derivative financial instruments are quoted and the price of soybean in the markets in which soybean is physically delivered/received by the Company. Should the soybean volume effectively harvested be lower than the amount for which derivative financial instruments were contracted, the Company will be exposed to variations in the price of the commodities by the volume hedged in excess and vice-versa should the soybean volume effectively harvested be higher than the hedged volume.

In the case of exposure to exchange rates, there is a risk that the volume of U.S. dollars sold through forward contracts will be higher than the volume to which the Company is exposed. In such case, foreign exchange rates risk continues to exist in the same proportion as the mismatch, which could result from a reduction in the expected yield of a certain commodity or in a reduction in prices denominated in foreign currencies.

5.6. Restrictions related to the use of derivative financial instruments

The Company is also subject to credit risk with respect to the counterparty of the derivative financial instrument. The Company has contracted derivative financial instruments either traded on stock exchanges or from prime financial institutions or trading companies. Management has not identified at the balance sheet date indicators of collection risk with respect to the amounts recognized as assets with respect to derivative financial instruments.

The main controls for the use of derivative financial instruments are as follows:

●	Policies defined by the Board of Directors;

●	Prohibition to use derivative financial instruments not approved by the Executive Officers;

●	Maintenance by the Executive Officers of a centralized inventory of outstanding derivative financial instruments;

●	Weekly risk report and biweekly meetings of the Board of Executive Officers with the risk committee to evaluate the Company’s consolidated position;

●	Monthly monitoring by the Executive Officers of the fair values as reported by the counterparties as compared to the amounts estimated by management; and

●	The fair value of the derivative financial instruments is estimated based on the market in which they were contracted and also in which the instruments are inserted.

5.7. Impact of derivative financial instruments on the statement of income

The gains and losses for changes in the fair value of derivative financial instruments are recognized in the statement of income separately between realized profit and loss (corresponding to derivative financial instruments that have already been settled) and unrealized profit and loss (corresponding to derivative financial instruments not yet settled).

5.8. Estimate of fair value of financial instruments

The fair value of derivative financial instruments traded on stock exchanges (B3 and Chicago Board of Trade) is determined based on the quoted prices at the balance sheet date. To estimate the fair value of derivative financial instruments not traded on stock exchanges the Company uses quotes for similar instruments or information available in the market and uses valuation methodologies widely used and that are also used by the counterparties.

The estimates do not necessarily guarantee that such operations may be settled at the estimated amounts. The use of different market information and/or valuation methodologies may have a relevant effect on the amount of the estimated fair value.

Specific methodologies used for derivative financial instruments entered into by the Company:

●	Derivative financial instruments of agricultural commodities - The fair value is obtained by using various market sources, including quotes provided by international brokers, international banks and available on the Chicago Board of Trade (CBOT).

●	Derivative financial instruments of foreign currencies - The fair value is determined based on information obtained from various market sources including, as appropriate, B3 S.A. – Brasil, Bolsa, Balcão, local banks, in addition to information sent by the operation counterparty.

a)	Sensitivity analysis

Management identified for each type of derivative financial instrument the conditions for variation in foreign exchange rates, interest rates or commodities prices which may generate loss on assets and/or liabilities which is being hedged or, in the case of derivative financial instruments related to transactions not recorded in the balance sheet, in the fair value of the contracted derivatives.

The sensitivity analysis shows the impact from the changes in the market variables on the afore mentioned financial instruments of the Company, considering all other market indicators comprised. Upon their settlement, such amounts may differ from those stated below, due to the estimates used in their preparation.

This analysis contemplates five distinct scenarios that differ due to the intensity of variation in relation to the current market. At June 30, 2024, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.

In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company’s financial instruments. Reliable sources of index were used for the rates used in the “probable scenario”.

		Consolidated			Scenario I -		Scenario I - Probable		Scenario II - Remote		Scenario III - Probable		Scenario IV - Remote
		June 30, 2025			Probable		Decrease		Decrease		Increase		Increase
(*) annual average rates Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Balance (R$)	-25% Rate	Balance (R$)	-50% Rate	Balance (R$)	25% Rate	Balance (R$)	50% Rate
Short-term investments	CDI	125,614	-	14.90%	(276)	14.68%	(4,598)	11.01%	(9,220)	7.34%	4,598	18.35%	9,220	22.02%
Short-term investments	SELIC	-	-	15.00%	-	14.68%	-	11.01%	-	7.34%	-	18.35%	-	22.02%
Marketable securities	SELIC	16,908	-	15.00%	(54)	14.68%	(619)	11.01%	(1,241)	7.34%	619	18.35%	1,241	22.02%
Cash and securities - USD	USD	3,430	629	5.46	(293)	5.92	(931)	4.44	(1,862)	2.96	931	7.40	1,862	8.88
Total cash, cash equivalent		145,952	629		(623)		(6,148)		(12,323)		6,148		12,323
Financing in Paraguay	USD	(49,113)	(9,000)	5.46	(22,720)	5.92	72,682	4.44	145,370	2.96	(72,682)	7.40	(145,370)	8.88
Financing in Bolivia	USD	-	-	5.46	-	5.92	-	4.44	-	2.96	-	7.40	-	8.88
Financing in Brazil	USD	(73,771)	-	5.46	(34,126)	5.92	109,174	4.44	218,355	2.96	(109,174)	7.40	(218,355)	8.88
Financing in Brazil	CDI	(2,863)	-	14.90%	6	14.68%	105	11.01%	210	7.34%	(105)	18.35%	(210)	22.02%
Financing/Debentures	IPCA	(312,415)	-	14.47%	26,712	5.92%	4,625	4.44%	9,248	2.96%	(4,625)	7.40%	(9,248)	8.88%
Total Financing (b)		(438,162)	(9,000)		(30,128)		186,586		373,183		(186,586)		(373,183)
Araucária VI	Soybean bags	2,952	27,740	126.00	-	126.00	(738)	94.50	(1,476)	63.00	738	157.50	1,476	189.00
Araucária VII	Soybean bags	134,893	1,282,500	122.77	-	122.77	(33,723)	92.08	(67,447)	61.38	33,723	153.46	67,447	184.15
Jatobá II	Soybean bags	9,423	87,655	111.15	-	111.15	(2,356)	83.37	(4,712)	55.58	2,356	138.94	4,712	166.73
Jatobá III	Soybean bags	3,685	33,374	113.14	-	113.14	(921)	84.85	(1,843)	56.57	921	141.42	1,843	169.71
Jatobá V	Soybean bags	8,981	79,459	121.43	-	121.43	(2,245)	91.07	(4,491)	60.71	2,245	151.78	4,491	182.14
Jatobá VI	Soybean bags	13,002	116,083	128.68	-	128.68	(3,251)	96.51	(6,501)	64.34	3,251	160.85	6,501	193.02
Jatobá VII	Soybean bags	57,297	549,084	137.79	-	137.79	(14,324)	103.34	(28,649)	68.89	14,324	172.23	28,649	206.68
Alto Taquari IV	Soybean bags	149,582	1,456,974	132.33	-	132.33	(37,396)	99.25	(74,791)	66.16	37,396	165.41	74,791	198.49
Chaparral I	Soybean bags	219,792	2,127,241	147.78	-	147.78	(54,948)	110.84	(109,896)	73.89	54,948	184.73	109,896	221.67
Preferência I	Cattle (@)	101,620	452,342	333.60	-	333.60	(25,405)	250.20	(50,810)	166.80	25,405	417.00	50,810	500.40
Rio do Meio I	Soybean bags	49,571	442,884	127.90	-	127.90	(12,393)	95.92	(24,786)	63.95	12,393	159.87	24,786	191.84
Rio do Meio II	Soybean bags	5,276	65,757	128.47	-	128.47	(1,319)	96.35	(2,638)	64.23	1,319	160.58	2,638	192.70
Total receivables from farms		756,074	6,721,093		-		(189,019)		(378,040)		189,019		378,040
Derivative operations	Grains (bags)	5,824	(2,638,573)	(a)	2,200	(a)	51,043	(a)	102,458	(a)	(60,368)	(a)	(121,042)	(a)
Derivative operations	USD	16,059	(78,415)	(a)	15,989	(a)	98,436	(a)	196,806	(a)	(98,300)	(a)	(196,672)	(a)
Derivative operations	Cattle (@)	23	(1,650)	(a)	-	(a)	108	(a)	239	(a)	(154)	(a)	(284)	(a)
Derivative operations	Cotton (lbs.)	3,191	(27,602,400)	(a)	3,192	(a)	9,206	(a)	19,395	(a)	(18,083)	(a)	(38,750)	(a)
Derivative operations	Ethanol (m^3)	(7,177)	(58,800)	(a)	(7,178)	(a)	40,686	(a)	81,371	(a)	(40,686)	(a)	(81,371)	(a)
Derivative operations	Swap (BRL)	(10,906)	-	(a)	(10,906)	(a)	25,841	(a)	54,497	(a)	(23,469)	(a)	(44,918)	(a)
Derivative operations	Sugarcane (Kg)	14	(30,336,000)	(a)	14	(a)	8,998	(a)	17,995	(a)	(8,998)	(a)	(17,995)	(a)
Margin - Stonex	CDI	430	-	14.90%	(1)	14.68%	(16)	11.01%	(32)	7.34%	16	18.35%	32	22.02%
Total Derivatives (a)		7,458	(60,715,838)		3,310		234,302		472,729		(250,042)		(501,000)
Cresca, net	USD	-	-	5.46	-	5.92	-	4.44	-	2.96	-	7.40	-	8.88
Cresud, net	USD	(1,703)	(312)	5.46	(144)	5.92	462	4.44	923	2.96	(462)	7.40	(923)	8.88
Helmir, net	USD	(5,256)	(963)	5.46	(444)	5.92	1,425	4.44	2,850	2.96	(1,425)	7.40	(2,850)	8.88
Total related parties		(6,959)	(1,275)		(588)		1,887		3,773		(1,887)		(3,773)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.
b)	Credit risk

Credit risk refers to the risk of the noncompliance by a counterparty of its contractual obligations, leading the Company to incur financial losses. The risk to which the Company is exposed arises from the possibility of not recovering the amounts receivable from the sale of sugarcane, grains, and from the leasing of land.

To reduce credit risk in commercial transactions, the Company adopts the practice of defining credit limits in which it analyzes factors such as: the counterparty’s history, history of its business, commercial references and Credit Protection Institution (Serasa). The Company also constantly monitors the outstanding balances.

Currently, management does not expect losses due to the default of its counterparties and has no significant exposure to any individual counterparty.

c)	Liquidity risk

The table below shows the Company's financial liabilities by group of maturity based on the remaining period at the balance sheet date up to the contract maturity date. The amounts disclosed in the table are the discounted contractual cash flows, except for “Loans, financing and debentures” and “Leases payable” lines, in addition to the net derivative financial instruments, whose fair value is disclosed.

	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2025
Derivative financial instruments	7	33,124	33,124	15,492	17,632	—	—
Lease payables	15	352,539	635,192	88,397	144,367	248,148	154,280
Trade payable	16	103,658	103,658	103,658	—	—	—
Loans, financing and debentures	17	885,519	1,058,791	402,928	262,410	329,643	63,810
Other liabilities	19	24,445	24,445	7,082	17,363	—	—
Transactions with related parties	30	8,401	8,401	—	8,401	—	—

At June 30, 2024
Derivative financial instruments	7	87,068	87,068	69,190	17,878	—	—
Lease payables	15	286,605	444,021	75,481	126,840	174,720	66,980
Trade payable	16	67,192	67,192	67,192	—	—	—
Loans, financing and debentures	17	681,938	904,321	205,253	61,007	537,641	100,420
Other liabilities	19	32,913	32,913	8,357	24,556	—	—
Transactions with related parties	30	9,275	9,275	—	9,275	—	—

5.9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividend paid to stockholders, return capital to stockholders or, also, issue new shares or sell assets to reduce, for example, debt.

Consistent with others in the industry, the Company monitors capital based on the leverage ratio. This ratio is calculated as net debt divided by total equity. Net debt is calculated as total loans, financing and debentures (including “current and noncurrent loans and financing” as shown in the Consolidated statement of financial position), acquisitions payable and derivatives less cash and cash equivalents.

The following table demonstrates the financial debts.

	2025	2024
Total derivatives (Note 7)	(7,458)	48,593
Loans, financing and debentures (Note 17)	885,519	681,938
Total acquisitions payable (Note 19)	24,445	32,913
	902,506	763,444
Less: cash and cash equivalents (Note 6.1)	(142,908)	(170,953)
Less: marketable securities (Notes 6.2)	(16,908)	(38,661)
	(159,816)	(209,614)
Net debt (net cash)	742,690	553,830
Total equity	2,177,728	2,179,679
Leverage ratio	34.10%	25.41%

5.10. Fair value hierarchy

The carrying amount (less impairment) of trade accounts receivable and payables approximate their fair values. The fair value of financial liabilities, for disclosure purposes, is estimated by discounting the future contractual cash flows at the current market interest rate that is available for similar financial instruments.

The Company adopted IFRS 7 and IFRS 13 for financial instruments that are measured in the balance sheet at fair value; this requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

	June 30, 2025
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents	6.1	125,614	125,614	125,614	—	—
Trade receivables, net	8.1	149,639	149,639	—	149,639	—
Non-current
Related-party transactions	30	2,822	2,822	—	2,822	—
Financial assets measured at fair value through profit or loss
Current
Marketable securities	6.2	16,908	16,908	16,908	—	—
Receivables from sale of farm, net	8.1	235,419	235,419	—	235,419	—
Derivative operations (b)	7	13,813	13,813	13,813		—
Derivative operations (b)	7	15,796	15,796	—	15,796	—
Non-current
Receivables from sale of farm, net	8.1	521,210	521,210	—	521,210	—
Derivative operations (b)	7	10,973	10,973	—	10,973	—
Non-financial assets measured at fair value
Current
Biological assets	10	26,859	26,859	—	26,859	—
Biological assets	10	238,581	238,581	—	—	238,581
Non-current
Biological assets	10	32,345	32,345	—	32,345	—
Non-financial assets measured at cost
Non-current
Investment properties	11	1,323,834	3,615,837	—	—	3,615,837
Total		2,713,813	5,005,816	156,335	995,063	3,854,418
Financial liabilities measured at amortized cost
Current
Trade payables	16	103,659	103,659	—	103,659	—
Loans, financing and debentures (a)	17	355,841	355,841	—	355,841	—
Accounts payable due to acquisition of farm	19	1,305	1,305	—	1,305	—
Non-current
Related-party transactions	30	8,401	8,401	—	8,401	—
Loans, financing and debentures (a)	17	529,678	529,678	—	529,678	—
Financial liabilities measured at fair value through profit or loss
Current
Leases payable and associated liabilities	15	82,330	82,330	—	82,330	—
Derivative operations (b)	7	13,520	13,520	13,520	—	—
Derivative operations (b)	7	1,972	1,972	—	1,972	—
Accounts payable due to acquisition of farm	19	5,777	5,777	—	5,777	—
Non-current
Leases payable and associated liabilities	15	343,454	343,454	—	343,454	—
Derivative operations (b)	7	202	202	202	—	—
Derivative operations (b)	7	17,430	17,430	—	17,430	—
Accounts payable due to acquisition of farm	19	17,363	17,363	—	17,363	—
Total		1,480,932	1,480,932	13,722	1,467,210	—
	June 30, 2024
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents		153,132	153,132	153,132	—	—
Trade accounts receivables, net	8.1	107,256	107,256	—	107,256	—
Non-current
Transactions with related parties	30	2,968	2,968	—	2,968	—

Financial assets measured at fair value through profit and loss
Current
Marketable securities	6.2	22,941	22,941	22,941	—	—
Receivables from sale of farm, net	8.1	249,327	249,327	—	—	249,327
Derivative financial instruments (b)	7	31,718	31,718	29,873	1,845	—
Noncurrent
Marketable securities	6.2	15,720	15,720	15,720	—	—
Receivables from sale of farm, net	8.1	520,758	520,758	—	—	520,758
Derivative financial instruments (b)	7	6,757	6,757	738	6,019	—

Non-financial assets measured at fair value
Current
Biological assets	10	210,335	210,335	—	14,664	195,671
Noncurrent
Biological assets	10	26,930	26,930	—	26,930	—

Non-financial assets measured at cost
Noncurrent
Investment properties	11	1,267,828	2,841,656	—	—	2,841,656
Total		2,615,670	4,189,498	222,404	159,682	3,807,412

Financial liabilities measured at amortized cost
Current
Trade payables	16	67,192	67,192	—	67,192	—
Loans, financing and debentures (a)	17	177,311	177,311	—	177,311	—
Noncurrent
Transactions with related parties	30	9,275	9,275	—	9,275	—
Loans, financing and debentures (a)	17	504,627	504,627	—	504,627	—

Financial liabilities measured at fair value through profit and loss
Current
Lease payable		77,456	77,456	—	77,456	—
Derivative financial instruments (b)	7	69,190	69,190	36,901	32,289	—
Accounts payable for acquisition	19	8,357	8,357	8,357	—	—
Noncurrent
Lease payable	7	284,604	284,604	—	284,604	—
Derivative financial instruments (b)	15	17,878	17,878	1,493	16,385	—
Accounts payable for acquisition		24,556	24,556	24,556	—	—
Total		1,240,446	1,240,446	71,307	1,169,139	—

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2025, are as follows. The significant non-observable inputs used in the measurement of the fair value of biological assets and investment properties are disclosed in Notes 10 and 11, respectively:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	0.53 - 0.97 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$12,960, representing an increase or decrease of 1.71% in the receivables from the farm.